Performance Management	9 Months Ended	132 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Prospectus [Line Items]
Bar Chart, Year to Date Return	20.34%
Highest Quarterly Return		21.79%
Lowest Quarterly Return		(18.25%)